Contingent Liabilities and Commitments (Tables)	3 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Commitments	Future minimum commitments under the new leases as of June 30, 2018, are as follows:
Twelve Months ended June 30,	Operating leases
2019	75
2020	81
2021	83
2022	65
2023	65

$369

On March 16, 2018, the Company entered into an office lease agreement, which expires on April 2021. Future minimum commitments under the new lease as of March 31, 2018, are as follows:

Year ended March 31,	Operating leases
2019	21
2020	21
2021	21
2022	1

$64